Trade and other receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade and other receivables
17.	Trade and other receivables

	31.12.2018 RMB’000	31.12.2019 RMB’000	31.12.2019 US$’000
Trade receivables, gross	438,586	794,678	112,161
Less: Allowance for expected credit losses	(30,586)	(57,611)	(8,131)

Net trade receivables	408,000	737,067	104,030
Bills receivable (i)	6,981,106	7,005,234	988,728

Total (Note 7.2, Note 36)	7,389,106	7,742,301	1,092,758

Amounts receivable:
- associates and joint ventures (trade)	174	609	86
- associates and joint ventures (non-trade)	56,405	11,185	1,579
- related parties (trade)	32,702	73,243	10,338
- related parties (non-trade)	2,156	2,092	295
Staff advances	5,513	7,133	1,007
Interest receivables	8,220	12,224	1,725
Bills receivable in transit	8,850	8,700	1,228
Refundable deposits	3,029	2,131	301
Others	23,456	49,218	6,946
Less: Impairment losses – other receivables (ii )	—	(5,243)	(740)

Other receivables carried at amortized cost (Note 36)	140,505	161,292	22,765
Tax recoverable	140,316	223,652	31,566
Prepayments	115,360	63,048	8,899

Net other receivables	396,181	447,992	63,230

Total trade and other receivables	7,785,287	8,190,293	1,155,988

Note:

(i)
As of December 31, 2019, bills receivable include bills received from joint venture and related parties amounted to RMB Nil (US$ Nil) (2018: RMB 18.1 million) and RMB 1,050.7 million (US$148.3 million) (2018: RMB 17.0 million) respectively.

As of December 31, 2019, there was no bills receivable pledged to secure bank facilities. As of December 31, 2018, bills receivable of RMB 558.6 million were pledged to secure bank facilities.

(ii)
This comprised of impairment loss on bills receivable in transit of RMB 5.0 million (US$0.7 million) as of December 31, 2019 (2018: RMB Nil). This impairment loss was charged to the consolidated statement of profit or loss under “selling, general and administrative expenses”.

Trade receivables are
non-interest
bearing and are generally on 60 days’ term. They are recognized at their original invoice amounts which represent their fair values on initial recognition.
As of December 31, 2018, the
non-trade
receivable due from joint ventures comprised of a loan of RMB 50.0 million that was unsecured and bore interest at 4.35% per annum. The amount was fully repaid in 2019. Other than that, non-trade
balance from associates, joint ventures and other related parties are unsecured, interest-free, and repayable on demand.

Movement in the allowance for expected credit losses of trade and other receivables is as follows:

	31.12.2018 RMB’000	31.12.2019 RMB’000	31.12.2019 US$’000

At January 1	43,775	30,586	4,316
(Credit)/debit to consolidated statement of profit or loss (under “selling, general and administrative expenses”)	(11,052)	32,340	4,565
Written off	(2,137)	(62)	(9)
Translation difference	—	(10)	(1)

At December 31 (Note 33)	30,586	62,854	8,871

As of December 31, 2018 and 2019, outstanding bills receivable discounted with banks for which the Group retained a recourse obligation totaled RMB 1,272.4 million and RMB 2,268.4 million (US$320.2 million) respectively. All bills receivable discounted have contractual maturities within 12 months at time of discounting.
As of December 31, 2018 and 2019, outstanding bills receivable endorsed to suppliers with recourse obligation were RMB 1,627.5 million and RMB 1,120.3 million (US$158.1 million) respectively.
As of December 31, 2018 and 2019, gross trade receivables due from a major customer group, Dongfeng Automobile Co., Ltd. and its affiliates (the “Dongfeng companies”) were RMB 54.1 million and RMB 136.4 million (US$19.2 million), respectively. See Note 33 for further discussion of customer concentration risk.
For terms and conditions relating to related parties, refer to Note 30.